Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a formal equity grant policy. The annual grant of equity awards is generally made in the first quarter of the calendar year. We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information.

Award Timing Method	We do not have a formal equity grant policy. The annual grant of equity awards is generally made in the first quarter of the calendar year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information.
MNPI Disclosure Timed for Compensation Value	false